RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
General Administrative Expenses [Line Items]
General and administrative expenses	$ 94,453	$ 88,356
Series 15 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	18,807	16,250
Series 16 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	22,040	18,952
Series 17 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	18,755	16,959
Series 18 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	17,655	20,942
Series 19 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 17,196	$ 15,253